Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 13, 2016	Dec. 31, 2013
Cleco Power [Member]
Accumulated Other Comprehensive Loss [Line Items]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest		$ 1,535,202	$ 1,535,202	$ 1,535,202	$ 1,552,404	$ 1,545,858		$ 1,370,573
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Net current-period other comprehensive income (loss)				3,670	196	(2,111)
Postretirement Benefit Net (Loss) Gain [Member] | Cleco Power [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	$ (11,364)			(11,364)	(11,349)	(9,026)
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Postretirement benefit adjustments during the period				3,913	(1,232)	(3,344)
Amounts reclassified from accumulated other comprehensive income, net of tax				(454)	1,217	1,021
Net current-period other comprehensive income (loss)				3,459	(15)	(2,323)
Balances, Ending		(7,905)	(7,905)	(7,905)	(11,364)	(11,349)
Net Gain (Loss) on Cash Flow Hedges [Member] | Cleco Power [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	(5,728)			(5,728)	(5,939)	(6,151)
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Net current-period other comprehensive income (loss)				211	211	212
Balances, Ending		(5,517)	(5,517)	(5,517)	(5,728)	(5,939)
AOCI [Member] | Cleco Power [Member]
Accumulated Other Comprehensive Loss [Line Items]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest		(13,422)	(13,422)	(13,422)	(17,092)	(17,288)		$ (15,177)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	(17,092)			(17,092)	(17,288)	(15,177)
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Postretirement benefit adjustments during the period				3,913	(1,232)	(3,344)
Amounts reclassified from accumulated other comprehensive income, net of tax				(454)	1,217	1,021
Net current-period other comprehensive income (loss)				3,670	196	(2,111)
Balances, Ending		(13,422)	(13,422)	(13,422)	(17,092)	(17,288)
Interest charges | Net Gain (Loss) on Cash Flow Hedges [Member] | Cleco Power [Member]
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Amounts reclassified from accumulated other comprehensive income, net of tax				211	211	212
Interest charges | AOCI [Member] | Cleco Power [Member]
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Amounts reclassified from accumulated other comprehensive income, net of tax				211	211	212
Predecessor [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	1,674,841		1,646,061	1,674,841	1,627,270	1,586,197
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Net current-period other comprehensive income (loss)	647				6,080	(6,789)
Balances, Ending	1,646,061				1,674,841	1,627,270
Predecessor [Member] | Postretirement Benefit Net (Loss) Gain [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	(20,857)		(20,270)	(20,857)	(26,726)	(19,725)
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Postretirement benefit adjustments during the period					2,790	(9,022)
Amounts reclassified from accumulated other comprehensive income, net of tax	587				3,079	2,021
Net current-period other comprehensive income (loss)	587				5,869	(7,001)
Balances, Ending	(20,270)				(20,857)	(26,726)
Predecessor [Member] | Net Gain (Loss) on Cash Flow Hedges [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	(5,728)		(5,668)	(5,728)	(5,939)	(6,151)
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Amounts reclassified from accumulated other comprehensive income, net of tax	60				211	212
Net current-period other comprehensive income (loss)	60				211	212
Balances, Ending	(5,668)				(5,728)	(5,939)
Predecessor [Member] | AOCI [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances. Beginning	(26,585)		(25,938)	(26,585)	(32,665)	(25,876)
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Postretirement benefit adjustments during the period					2,790	(9,022)
Amounts reclassified from accumulated other comprehensive income, net of tax	587				3,079	2,021
Net current-period other comprehensive income (loss)	647				6,080	(6,789)
Balances, Ending	(25,938)				(26,585)	(32,665)
Predecessor [Member] | Interest charges | AOCI [Member]
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Amounts reclassified from accumulated other comprehensive income, net of tax	$ 60				$ 211	$ 212
Successor [Member]
Accumulated Other Comprehensive Loss [Line Items]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest		2,046,763	2,046,763	2,046,763			$ 2,158,141
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Net current-period other comprehensive income (loss)		1,500	1,500
Successor [Member] | Postretirement Benefit Net (Loss) Gain [Member]
Accumulated Other Comprehensive Loss [Line Items]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest							0
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Postretirement benefit adjustments during the period		2,304
Amounts reclassified from accumulated other comprehensive income, net of tax		(804)
Net current-period other comprehensive income (loss)			1,500
Balances, Ending		1,500	1,500	1,500
Successor [Member] | Net Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Loss [Line Items]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest							0
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Net current-period other comprehensive income (loss)			0
Balances, Ending		0	0	0
Successor [Member] | AOCI [Member]
Accumulated Other Comprehensive Loss [Line Items]
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest		1,500	1,500	1,500			$ 0
Other Comprehensive Income (Loss) Net of Tax, Period Change [Abstract]
Postretirement benefit adjustments during the period		2,304
Amounts reclassified from accumulated other comprehensive income, net of tax		(804)
Net current-period other comprehensive income (loss)		1,500	1,500
Balances, Ending		$ 1,500	$ 1,500	$ 1,500